EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2012
Basic Earnings Per Share Computations

Basic earnings per share computations were as follows. There were no diluted effects during the years ended March 31, 2010, 2011 and 2012.

	Yen in millions			U.S. Dollars in thousands
Numerator	2010	2011	2012	2012
Net income available to common share-holders- Basic	¥22,258	¥29,905	¥32,497	$396,305

Denominator	Number of shares
Weighted average common shares outstanding- Basic	137,762,051	137,759,272	137,244,683

	Yen			U.S. Dollars
Earnings per share: Basic	¥161.6	¥217.1	¥236.8	$2.89